Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Supplementary Financial Information [Abstract]
2018	$ 47
2019	44
2020	43
2021	43
2022	$ 43